Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 15,715,000	$ (5,835,000)	$ (33,047,000)	$ (18,959,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities	(1,390,000)	0	(396,000)	0
Right-of-use assets	174,000	0
Gain on revaluation of debt, net	(31,868,000)	0	300,000
Non-cash interest expense from deferred payout accretion	57,000	0
Non-cash interest expense from note accretion	61,000	76,000
Allowance for credit losses	296,000	0
Depreciation and amortization	672,000	1,852,000	7,919,000	7,280,000
Stock-based compensation expense	664,000	313,000	1,699,000	786,000
Provision for excess and obsolete inventories			265,000	0
Impairment of intangible assets	4,657,000	0	7,164,000	0
Loss on disposals of property and equipment			0	24,000
Unrealized loss (gain) on marketable securities	0	58,000	58,000	(67,000)
Accretion of convertible notes, net			369,000	0
Accretion of Kinduct deferred payout			451,000	543,000
Amortization of debt discount and debt issuance costs	52,000	69,000	371,000	249,000
Deferred income taxes			(308,000)	(1,037,000)
Loss on revaluation of debt			300,000	0
Loss on debt extinguishment	107,000	0	646,000	0
Debt issuance costs	7,945,000	0	2,389,000	0
Unrealized gain on non-marketable equity securities			(285,000)	0
Gain from dissolution of TDI entity			0	(665,000)
Gain on forgiveness of PPP loan			0	(612,000)
Changes in operating assets and liabilities:
Accounts payable	629,000	(1,046,000)	564,000	1,157,000
Accrued expenses and other liabilities	(397,000)	(297,000)	793,000	(1,189,000)
Accounts receivable	1,788,000	728,000	(2,351,000)	(1,100,000)
Inventories	(1,229,000)	(1,063,000)	(1,330,000)	(2,185,000)
Government subsidy receivable			(1,416,000)	0
Prepaid expenses and other assets	(1,408,000)	(50,000)	182,000	3,342,000
Other assets	(1,594,000)	10,000	(31,000)	28,000
Other receivables			0	1,086,000
Deferred revenue	(235,000)	514,000	1,431,000	401,000
Increase (Decrease) in Other Operating Liabilities	(136,000)	(74,000)	13,000	159,000
Net cash used in operating activities	(5,440,000)	(4,745,000)	(14,550,000)	(10,759,000)
Cash Flows from Investing Activities:
Purchase of intangibles	(15,000)	(153,000)	(153,000)	0
Proceeds from licensing of IP - MEMSIC			0	9,686,000
Purchases of property and equipment	(191,000)	(215,000)	(600,000)	(1,877,000)
Net cash used in investing activities	(206,000)	(368,000)	(753,000)	7,809,000
Cash Flows from Financing Activities:
Payment of deferred payout to Kinduct sellers	(4,360,000)	0
Principal payments of loans	0	(280,000)
Repayment of loans using proceeds from Venture Linked Notes	(25,557,000)	0
Payment of equity issuance costs	(18,682,000)	0
Proceeds from Business Combination	36,048,000	0
Proceeds from Venture Linked Notes	75,000,000	0
Proceeds from term loans and revolving line of credit, net	0	943,000	547,000	8,298,000
Net proceeds from Pre-Close Notes			25,000,000	0
Payment of debt issuance costs	(8,791,000)	0	(1,534,000)	(118,000)
Repayment of loans using proceeds from Pre-Close Notes			(9,549,000)	0
Proceeds from issuance of convertible notes	0	4,873,000	4,873,000	0
Principal payments of loans			(346,000)	(14,893,000)
Payment of deferred payout to Kinduct sellers (Note 17)			(1,000,000)	0
Costs incurred on issuance of Series E preferred stock				(30,000)
Payment of debt extinguishment costs			(470,000)	0
Payment of equity issuance costs in advance of offering			(990,000)	0
Proceeds from the exercise of stock options	10,000	87,000	1,659,000	58,000
Net cash provided by financing activities	53,668,000	5,623,000	18,190,000	(6,685,000)
Effect of foreign exchange rate changes on cash and equivalents	(260,000)	(219,000)	281,000	(40,000)
Net increase in cash	47,762,000	291,000	3,168,000	(9,675,000)
Cash—beginning of the year	14,334,000	11,166,000	11,166,000	20,841,000
Cash—end of the year	62,096,000	11,457,000	14,334,000	11,166,000
Supplemental Cash Flow Information [Abstract]
Non cash Capitalized Equity Issuance Costs	4,248,000	0
Acquisition of warrant liabilities	2,903,000	0
Issuance of warrants to lender	0	18,000
Preferred Stock, Accretion of Redemption Discount	316,000	659,000	2,684,000	2,511,000
Accretion of Series D-1 convertible preferred Stock			2,684,000	2,511,000
Issuance of convertible notes in exchange for Kinduct deferred payout	0	1,148,000	1,148,000	0
Right-of-use assets obtained in exchange for operating lease liabilities	0	4,280,000	4,280,000	0
Debt and equity issuance costs financed through accounts payable or accrued liabilities			3,989,000	0
Issuance of common stock upon conversion, value			0	499,000
Issuance of warrants to lender			18,000	225,000
Cash paid for interest	557,000	207,000	1,051,000	863,000
Cash paid for taxes, net of refunds	59,000	47,000	217,000	956,000
PATHFINDER ACQUISITION CORPORATION [Member]
Cash Flows from Operating Activities:
Net income (loss)			(216,565)	7,973,301
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of derivative warrant liabilities			(3,870,000)	(9,997,500)
Gain from settlement of deferred underwriting commissions allocated to derivative warrant liabilities			(345,800)
Offering costs associated with derivative warrant liabilities				575,330
Income from investments held in Trust Account			(3,607,935)	(28,452)
Changes in operating assets and liabilities:
Prepaid expenses			630,832	(696,426)
Accounts payable			100,350	200,984
Accrued expenses and other liabilities			6,614,436	235,566
Net cash used in operating activities			(694,682)	(1,737,197)
Cash Flows from Investing Activities:
Cash deposited in Trust Account				(325,000,000)
Net cash used in investing activities				(325,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			750,000	392,358
Repayment of note payable to related party				(129,181)
Proceeds received from initial public offering				325,000,000
Proceeds received from private placement				8,500,000
Offering costs paid				(7,004,763)
Net cash provided by financing activities			750,000	326,758,414
Net increase in cash			55,318	21,217
Cash—beginning of the year	76,535	21,217	21,217
Cash—end of the year			76,535	21,217
Supplemental Cash Flow Information [Abstract]
Offering costs included in accrued expenses				70,000
Offering costs paid by related party under promissory note				47,937
Deferred underwriting commissions in connection with the initial public offering				11,375,000
Extinguishment of deferred underwriting commissions allocated to Public Shares			$ 11,029,200	0
Accretion of Series D-1 convertible preferred Stock				$ 27,827,372
Preferred Stock [Member]
Supplemental Cash Flow Information [Abstract]
Issuance of common stock upon conversion, value	185,499,000	0
Convertible Debt [Member]
Supplemental Cash Flow Information [Abstract]
Issuance of common stock upon conversion, value	$ 6,520,000	$ 0